Debt (Institutional secured term & secured portfolio loans) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Commitment	$ 36,782,018
Full Recourse Secured Debt | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Commitment	$ 500,000